Exhibit 99.1

Hyundai Auto Receivables Trust 2010-B

Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	50
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:	$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%	September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%	March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%	April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%	March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$84,807,878.33	0.3884923	$74,372,695.80	0.3406903	$10,435,182.53
Total Securities	$84,807,878.33	0.0724049	$74,372,695.80	0.0634959	$10,435,182.53

Weighted Avg. Coupon (WAC)	4.78%		4.81%
Weighted Avg. Remaining Maturity (WARM)	17.13		16.34
Pool Receivables Balance	$112,799,233.84		$102,132,988.84
Remaining Number of Receivables	24,268		23,510

Adjusted Pool Balance	$110,924,932.23		$100,489,749.70

III. COLLECTIONS

Principal:
Principal Collections	$10,531,568.43
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$190,143.20
Total Principal Collections	$10,721,711.63

Interest:
Interest Collections	$455,827.27
Late Fees & Other Charges	$27,407.25
Interest on Repurchase Principal	$-
Total Interest Collections	$483,234.52

Collection Account Interest	$496.78
Reserve Account Interest	$356.05
Servicer Advances	$-

Total Collections	$11,205,798.98

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Hyundai Auto Receivables Trust 2010-B

Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	50
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$11,205,798.98
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,205,798.98

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$93,999.36		$93,999.36	$93,999.36
Collection Account Interest					$496.78
Late Fees & Other Charges					$27,407.25
Total due to Servicer					$121,903.39

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$115,197.37		$115,197.37

Total Interest:		$115,197.37		$115,197.37	$115,197.37

Available Funds Remaining:					$10,968,698.22

3. Regular Principal Distribution Amount:					$10,435,182.53

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$10,435,182.53
Class A Notes Total:		$10,435,182.53		$10,435,182.53
Total Noteholders Principal				$10,435,182.53

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					533,515.69

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,874,301.61
Beginning Period Amount	$1,874,301.61
Current Period Amortization	$231,062.47
Ending Period Required Amount	$1,643,239.14
Ending Period Amount	$1,643,239.14
Next Distribution Date Amount	$1,429,704.37

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$26,117,053.90	$26,117,053.90	$26,117,053.90
Overcollateralization as a % of Adjusted Pool	23.54%	25.99%	25.99%

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Hyundai Auto Receivables Trust 2010-B

Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	50
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.24%	23,097	97.24%	$99,316,592.58
30 - 60 Days	1.40%	330	2.16%	$2,211,144.67
61 - 90 Days	0.30%	70	0.52%	$529,730.66
91 + Days	0.06%	13	0.07%	$75,520.93
		23,510		$102,132,988.84
Total
Delinquent Receivables 61 + days past due	0.35%	83	0.59%	$605,251.59
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.40%	98	0.63%	$710,831.51
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.36%	90	0.53%	$651,124.64
Three-Month Average Delinquency Ratio	0.37%		0.58%

Repossession in Current Period		21		$150,122.42
Repossession Inventory		28		$69,670.77

Charge-Offs
Gross Principal of Charge-Off for Current Period				$134,676.57
Recoveries				$(190,143.20)
Net Charge-offs for Current Period				$(55,466.63)

Beginning Pool Balance for Current Period				$112,799,233.84

Net Loss Ratio				-0.59%
Net Loss Ratio for 1st Preceding Collection Period				-0.03%
Net Loss Ratio for 2nd Preceding Collection Period				-1.08%
Three-Month Average Net Loss Ratio for Current Period				-0.56%

Cumulative Net Losses for All Periods				$8,455,921.72
Cumulative Net Losses as a % of Initial Pool Balance				0.63%

Principal Balance of Extensions				$489,232.52
Number of Extensions				69

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